MAY 12, 2000

                          DELAWARE POOLED TRUST

                  THE INTERNATIONAL SMALL-CAP PORTFOLIO
                 THE INTERMEDIATE FIXED INCOME PORTFOLIO
                  THE AGGREGATE FIXED INCOME PORTFOLIO
                         THE BALANCED PORTFOLIO

          SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2000



The Prospectus is hereby amended and supplemented to reflect the following changes to the section of the Prospectus entitled "Management of the Fund" with respect to The International Small-Cap Portfolio, The Intermediate Fixed Income Portfolio, The Aggregate Fixed Income Portfolio and The Balanced Portfolio of Delaware Pooled Trust.


   - As of May 2000, Joshua H. Brooks has been promoted to the position of Senior Vice President, deputy to the chief executive officer, of Delaware Management Holdings, Inc., a parent of Delaware International. As a result, Mr. Brooks no longer serves as a senior portfolio manager of The International Small-Cap Portfolio. Gavin A. Hall and Clive A. Gillmore now share responsibility for making the day-to-day investment decisions for The International Small-Cap Portfolio.

   - Roger A. Early now has primary responsibility for making the day-to-day investment decisions for The Intermediate Fixed Income Portfolio and The Aggregate Fixed Income Portfolio in addition to his investment responsibilities for The Diversified Core Fixed Income Portfolio. Mr. Early has managed The Intermediate Fixed Income Portfolio and The Aggregate Fixed Income Portfolio since April 25, 2000 and The Diversified Core Fixed Income Portfolio since its inception.

   - John B. Jares, Paul A. Grillo and Stephen R. Cianci have primary responsibility for making the day-to-day investment decisions for The Balanced Portfolio.

     Paul A. Grillo
     Vice President/Portfolio Manager - The Balanced Portfolio
     Mr. Grillo holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. Mr. Grillo has managed the fixed-income portion of The Balanced Portfolio since April 25, 2000.

     Stephen R. Cianci
     Vice President/Portfolio Manager - The Balanced Portfolio
     Mr. Cianci holds a BS and an MBA in Finance from Widener University. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. Mr. Cianci has managed the fixed-income portion of The Balanced Portfolio since April 25, 2000


MAY 12, 2000

DELAWARE POOLED TRUST
THE BALANCED PORTFOLIO

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2000



The following replaces information under the section of the Prospectus entitled "Management of the Fund" with respect to "Portfolio Managers":

    John B. Jares, Paul A. Grillo and Stephen R. Cianci have primary responsibility for making the day-to-day investment decisions for The Balanced Portfolio.

    John B. Jares
    Vice President/Senior Portfolio Manager - The Balanced Portfolio
    Mr. Jares holds a BS degree in Finance and an MBA from the University of Colorado. He joined Delaware Investments in March 2000. Mr. Jares comes to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services , Inc. in 1992. Mr. Jares is a CFA Charterholder. Mr. Jares has managed The Balanced Portfolio since March 2000.

    Paul A. Grillo
    Vice President/Portfolio Manager - The Balanced Portfolio
    Mr. Grillo holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. Mr. Grillo has managed the fixed-income portion of The Balanced Portfolio since April 25, 2000.

    Stephen R. Cianci
    Vice President/Portfolio Manager - The Balanced Portfolio
    Mr. Cianci holds a BS and an MBA in Finance from Widener University. He joined Delaware Investments in 1992 and assumed responsibility for maintaining the Fixed Income Department's investment grade analytical systems. These responsibilities included portfolio analysis and the analysis of mortgage-backed and asset-backed securities. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. Mr. Cianci has managed the fixed-income portion of The Balanced Portfolio since April 25, 2000.